CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Aug. 31, 2019
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Summary of Cash and Cash Equivalents, and Restricted Cash

Cash and cash equivalents, and restricted cash at the end of reporting year end as shown in the combined and consolidated statements of cash flows can be reconciled to the related items in the consolidated balance sheets as follow:

	As of August 31
	2018	2019
	RMB	RMB
Cash and cash equivalents	3,153,852	3,246,995
Restricted cash	10,229	18,019
Total	3,164,081	3,265,014